Significant Subsequent Events - Additional Information (Detail) $ in Millions, $ in Millions	1 Months Ended
	Jan. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Unsecured domestic bonds		$ 27,000		$ 20,000
Investments accounted for using equity method		$ 7,137	$ 257	$ 6,695
Issuance of Unsecured Domestic Bonds [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Unsecured domestic bonds	$ 10,000
Issuance Period	10 years
Taiwania Capital Buffalo Fund VI, L.P. [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Investments accounted for using equity method	$ 600